CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit
Outstanding (in shares)	14,381,190	14,381,190
Stockholders’ deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	27,196,999	27,196,999
Common stock, shares issued (in shares)	9,114,904	9,114,904
Common stock, shares outstanding (in shares)	9,114,904	9,114,904
Arya Sciences Acquisition Corp III
Stockholders’ deficit:
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Shares issued (in shares)	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	479,000,000	479,000,000
Common Class A [Member] | Arya Sciences Acquisition Corp III
Liabilities, Redeemable Convertible Preferred Stock, and Stockholders’ Deficit
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Outstanding (in shares)	13,846,772	14,023,673
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Stockholders’ deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	479,000,000	479,000,000
Common stock, shares issued (in shares)	1,602,228	1,425,327
Common stock, shares outstanding (in shares)	1,602,228	1,425,327
Common Class B [Member] | Arya Sciences Acquisition Corp III
Stockholders’ deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	3,737,500	3,737,500
Common stock, shares outstanding (in shares)	3,737,500	3,737,500